MAINSTAY VP FUNDS TRUST
51 MADISON AVENUE
NEW YORK, NY 10010

February 10, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: MainStay VP Funds Trust

Registration Numbers: (333-160918 and 811-22321)

Dear Sir/Madam:

February 10, 2021, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for MainStay VP Balanced Portfolio, MainStay VP Emerging Markets Equity Portfolio, MainStay VP MacKay Common Stock Portfolio, MainStay VP MacKay Growth Portfolio, MainStay VP MacKay Mid Cap Core Portfolio and MainStay VP MacKay Small Cap Core Portfolio each a series of MainStay VP Funds Trust, filed as Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 125 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the registration statement to the undersigned at
(973) 610-0124 or thomas_humbert@nylim.com.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert, Jr.

Assistant Secretary